Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance
Sirius International Insurance Group, Ltd.
Schedule IV
Reinsurance
For the years ended December 31, 2019, 2018, and 2017

(Millions)
	Direct gross	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2019	$511.2	$400.1	$1,391.5	$1,502.6	93%
Year ended December 31, 2018	454.5	463.9	1,366.5	1,357.1	101%
Year ended December 31, 2017	450.2	349.1	989.1	1,090.2	91%